Concentration of Major Customers and Suppliers (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Customer Concentration Risk [Member] | Customers A [Member] | Revenue [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	66.00%	54.00%
Customer Concentration Risk [Member] | Customers B [Member] | Revenue [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	14.00%
Customer Concentration Risk [Member] | Customers B [Member] | Revenue [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage		17.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchases [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	97.48%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage	98.17%
Supplier Concentration Risk [Member] | Supplier L [Member] | Purchases [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage		100.00%
Supplier Concentration Risk [Member] | Supplier P [Member] | Accounts Payable [Member]
Concentration of Major Customers and Suppliers [Line Items]
Concentration risk percentage		100.00%